Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intagible assets, net
	December 31, 2019	December 31, 2018
Land use rights	$7,042,551	$7,126,411
Software	26,974	31,730
Total	7,069,525	7,158,140
Less: accumulated amortization	(924,346)	(763,002)
Intangible assets, net	$6,145,179	$6,395,138

Schedule of estimated future amortization expense
Twelve months ending December 31,	Amortization expense
2020	145,381
2021	145,381
2022	145,381
2023	145,381
2024	145,381
2025 and Thereafter	5,418,274
$6,145,179